John Hancock Small Cap Fund
    Supplement to the Prospectus dated March 1, 2005 as revised July 1, 2005



On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:


Portfolio Manager

   Charles S. Glovsky, CFA
   Managed fund since 1998
   Responsible for fund management


In addition, on page 17, the management biography for Mr. Lanzendorf has been deleted.



December 19, 2005


820PS  12/05

                           John Hancock Small Cap Fund
     Supplement to the Institutional Class I Prospectus dated March 1, 2005 as revised July 1, 2005



On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Portfolio Manager

   Charles S. Glovsky, CFA
   Managed fund since 1998
   Responsible for fund management



In addition, on page 13, the management biography for Mr. Lanzendorf has been deleted.



December 19, 2005


82IPS  12/05

                          John Hancock Small Cap Fund
    Supplement to the Statement of Additional dated March 1, 2005 as revised
                                  July 1, 2005


On page 31, under the section "Additional Information about Portfolio Managers", all references to Stephen A. Lanzendorf have been deleted.



December 19, 2005


82SAIS  12/05